CONVERTIBLE NOTES PAYABLE	12 Months Ended
Dec. 31, 2020
CONVERTIBLE NOTES PAYABLE
Note 9 - CONVERTIBLE NOTES PAYABLE

On December 10, 2018 we entered into a Senior Secured Promissory note with First Fire Global Opportunities Fund, LLC in the amount of $157,500 with an interest rate of 8% per annum and a maturity date of May 10, 2019. The note carries a prepayment feature and a default provision that allows, in the event of default, for a conversion of debt into equity at a fixed price of $.05, or if publicly traded, at the rate of the lesser of $.05 or the lowest of 65% of the 20 previous trading days from the notice of conversion or based on any subsequent financings with better terms to other investors. On April 30, 2019 we paid $62,500 and on May 14, 2019 we paid an additional $7,500, bringing the outstanding balance to $87,500 and as a result we incurred a prepayment penalty of $30,000.

On June 26, 2019, First Fire elected to convert the remaining balance including a prepayment penalty of $117,500 plus accrued interest of $7,215 for a total of $124,715 of the note dated December 10, 2018 for restricted shares at .05 cents a share thereby retiring the original note in full, the total shares to be issued was 2,494,300, which were subsequently issued on July 3, 2019.

On December 12, 2018, the Company issued 400,000 shares of common stock in consideration for the execution of this note. These shares are restricted and subject to SEC Rule 144. This note had $25,500 in original discount and $20,000 in discount for the 400,000 shares issued. The original debt discount was $45,500; we amortized $40,250 for the year ended December 31, 2019 and we had a remaining debt discount of $0 as of December 31, 2019

On January 7, 2019, we issued a convertible promissory note to David Stoccardo in the amount of $157,500 with an interest rate of 8% per annum and a maturity date of January 8, 2020. The note carries a prepayment feature or is convertible 180 days from the date of the note, at a fixed price of $.05 or if publicly traded at the rate of the lessor of $.05 or the lowest of 65% of the lowest closing bid price for 3 trading days previous to the conversion or based on any subsequent financings with better terms to other investors. On January 17, 2019 the Company issued 400,000 shares of common stock in consideration for the execution of this note. These shares restricted and subject to SEC Rule 144. These shares were valued at $20,000. This note also included an original discount fee of $ $7,500, we amortized $27,199 during the year ended December 31, 2019 and had an outstanding balance of $301 as of December 31, 2019. On May 14, 2019 we paid $5,000 of principal on this note and as of December 31, 2020 the outstanding balance was $152,500.

On March 28, 2019 we issued a convertible promissory note to David Stoccardo in the amount of $7,875 with an interest rate of 8% per annum and a maturity date of January 8, 2020. The note carries a prepayment feature or is convertible 180 days from the date of the note, at a fixed price of $.05 or if publicly traded at the rate of the lessor of $.05 or the lowest of 65% of the lowest closing bid price for 3 trading days previous to the conversion or based on any subsequent financings with better terms to other investors. This note included an original discount fee of $375, we amortized $375 during the year ended December 31, 2019 and had an outstanding balance of $0 as of December 31, 2019. On April 26, 2019 this note was paid in full.

On December 4, 2019, we entered into a convertible promissory note in the amount of $189,000, with an interest rate of 8% per annum and a maturity date of December 4, 2020. The note carries a prepayment feature or is convertible 180 days from the date of the note, at a fixed price of $.05 or if publicly traded at the rate of the lessor of $.05 or the lowest of 65% of the lowest closing bid price for 3 trading days previous to the conversion or based on any subsequent financings with better terms to other investors. This note included an original discount fee of $9,000, we amortized $6,658 during the year ended December 31, 2020 and had an outstanding balance of $189,000 as of December 31, 2020. We also issued 500,000 commitment shares valued at $25,000 on December 11, 2019 and recorded to debt discount. We amortized $18,750 for the year ended December 31, 2020.

On January 17, 2020 we issued a convertible promissory note to The Hillyer Group Inc. in the amount of $157,500 with an interest rate of 8% per annum and a maturity date of January 17, 2021. The note carries a prepayment feature or is convertible 180 days from the date of the note, at a fixed price of $.05 or if publicly traded at the rate of the lessor of $.05 or the lowest of 65% of the lowest closing bid price for 3 trading days previous to the conversion or based on any subsequent financings with better terms to other investors. On January 17, 2019 the Company issued 400,000 shares of common stock in consideration for the execution of this note. These shares are restricted and subject to SEC Rule 144. These shares were valued at $20,000. This note also included an original discount fee of $27,500, we amortized $19,603 during the year ended December 31, 2020 and had an outstanding balance of $157,500 as of December 31, 2020.